Not FDIC Insured May Lose Value No Bank Guarantee
188-Q3PH

Statement of Investments
(unaudited)
Templeton China World Fund 2
Notes to Statement of Investments 5

Templeton China World Fund
Statement of Investments (unaudited), May 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks 99.4%
Air Freight & Logistics 0.5%
SF Holding Co. Ltd., A .................................. China 124,421 $ 1,357,830
Application Software 0.8%
Hundsun Technologies, Inc., A ............................ China 156,520 2,308,251
Auto Parts & Equipment 1.0%
Minth Group Ltd. ...................................... China 664,000 2,824,612
Automobile Manufacturers 1.5%
a
NIO, Inc., ADR ....................................... China 111,336 4,299,796
a
Biotechnology 5.3%
a,b
BeiGene Ltd. ......................................... China 170,631 4,924,091
a,b
I-Mab, ADR .......................................... China 37,568 3,045,637
a,b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 478,419 1,459,913
a,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 464,203 5,598,158
15,027,799
Brewers 1.6%
China Resources Beer Holdings Co. Ltd. .................... China 498,646 4,466,889
Commodity Chemicals 0.8%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 154,530 2,266,308
Construction Machinery & Heavy Trucks 1.4%
Weichai Power Co. Ltd., H .............................. China 1,742,693 3,908,910
Construction Materials 3.0%
Anhui Conch Cement Co. Ltd., H .......................... China 764,500 4,769,424
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 380,020 3,735,456
8,504,880
Distillers & Vintners 3.6%
Luzhou Laojiao Co. Ltd., A ............................... China 239,189 10,326,387
Diversified Banks 3.9%
China Merchants Bank Co. Ltd., H ......................... China 1,209,430 11,160,481
Diversified Metals & Mining 0.8%
China Molybdenum Co. Ltd., H ........................... China 3,247,409 2,231,524
Education Services 2.3%
a
New Oriental Education & Technology Group, Inc., ADR ........ China 558,780 5,716,319
a
TAL Education Group, ADR .............................. China 16,941 677,132
6,393,451
Electrical Components & Equipment 2.5%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 3,173,276
a
Sunwoda Electronic Co. Ltd., A ........................... China 860,889 4,026,594
7,199,870
Electronic Components 1.9%
Luxshare Precision Industry Co. Ltd., A ..................... China 607,490 3,716,277
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 1,689,935
5,406,212
Environmental & Facilities Services 2.3%
c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 1,362,250 6,558,085
Financial Exchanges & Data 2.5%
East Money Information Co. Ltd., A ........................ China 475,200 2,372,888

Templeton China World Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Financial Exchanges & Data (continued)
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 74,595 $ 4,658,025
7,030,913
Footwear 3.4%
ANTA Sports Products Ltd. .............................. China 466,435 9,498,715
Health Care Services 0.8%
a,c
New Horizon Health Ltd., 144A, Reg S ..................... China 235,523 2,342,100
a
Industrial Machinery 0.6%
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 127,533 1,595,685
Interactive Home Entertainment 3.4%
a
Bilibili, Inc., ADR ...................................... China 28,132 3,015,188
NetEase, Inc. ........................................ China 269,129 6,482,866
9,498,054
Interactive Media & Services 16.3%
a
Baidu, Inc., ADR ...................................... China 29,386 5,767,590
a,b,c
Kuaishou Technology, 144A, Reg S ........................ China 80,000 1,985,110
Tencent Holdings Ltd. .................................. China 482,300 38,315,013
46,067,713
Internet & Direct Marketing Retail 19.0%
a
Alibaba Group Holding Ltd. .............................. China 1,009,592 27,325,660
a,b
Baozun, Inc., ADR ..................................... China 109,940 3,813,819
a
JD.com, Inc., A ....................................... China 222,454 8,297,629
a,c
Meituan Dianping, B, 144A, Reg S ........................ China 324,898 12,243,834
a
Vipshop Holdings Ltd., ADR ............................. China 84,349 1,950,992
53,631,934
Internet Services & Infrastructure 1.5%
a,b
GDS Holdings Ltd., ADR ................................ China 57,566 4,330,115
a
Life & Health Insurance 2.5%
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 7,197,673
Life Sciences Tools & Services 5.4%
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 164,964 3,523,562
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 756,848 11,785,074
15,308,636
Packaged Foods & Meats 0.3%
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A .... China 123,383 969,241
Pharmaceuticals 1.1%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 233,594 3,165,295
a
Real Estate Development 2.1%
China Resources Land Ltd. .............................. China 610,931 2,855,531
Shimao Group Holdings Ltd. ............................. China 1,118,300 3,164,351
6,019,882
Restaurants 1.4%
Yum China Holdings, Inc. ............................... China 57,625 3,897,755
Semiconductor Equipment 1.6%
a
Daqo New Energy Corp., ADR ........................... China 59,636 4,435,726
a

Templeton China World Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 8 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Semiconductors 2.2%
Will Semiconductor Co. Ltd. Shanghai, A .................... China 130,971 $ 6,190,456
Specialty Stores 2.1%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 5,816,068
Total Common Stocks (Cost $164,912,106) .....................................
281,237,246
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,909,937 1,909,937
Total Money Market Funds (Cost $1,909,937) ...................................
1,909,937
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,101,925 2,101,925
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,101,925) .................................................................
2,101,925
Total Short Term Investments (Cost $4,011,862 ) .................................
4,011,862
a
Total Investments (Cost $168,923,968) 100.8% ..................................
$285,249,108
Other Assets, less Liabilities (0.8)% ...........................................
(2,401,264)
Net Assets 100.0% ...........................................................
$282,847,844
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $45,495,836, representing 16.1% of net assets.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,642,614 $55,176,162 $(56,908,839) $— $— $1,909,937 1,909,937 $96
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,257,156 $38,204,408 $(38,359,639) $ — $ — $2,101,925 2,101,925 $21
Total Affiliated Securities .... $5,899,770 $93,380,570 $(95,268,478) $— $— $4,011,862 $117

Templeton China World Fund
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 1,357,830 $ — $ 1,357,830
Application Software .................... — 2,308,251 — 2,308,251
Auto Parts & Equipment ................. — 2,824,612 — 2,824,612
Automobile Manufacturers ............... 4,299,796 — — 4,299,796
Biotechnology ......................... 3,045,637 11,982,162 — 15,027,799
Brewers ............................. — 4,466,889 — 4,466,889
Commodity Chemicals .................. — 2,266,308 — 2,266,308
Construction Machinery & Heavy Trucks ..... — 3,908,910 — 3,908,910
Construction Materials .................. — 8,504,880 — 8,504,880
Distillers & Vintners ..................... — 10,326,387 — 10,326,387
Diversified Banks ...................... — 11,160,481 — 11,160,481
Diversified Metals & Mining ............... — 2,231,524 — 2,231,524
Education Services ..................... 6,393,451 — — 6,393,451
Electrical Components & Equipment ........ 3,173,276 4,026,594 — 7,199,870
Electronic Components .................. — 5,406,212 — 5,406,212
Environmental & Facilities Services ......... — 6,558,085 — 6,558,085
Financial Exchanges & Data .............. — 7,030,913 — 7,030,913
Footwear ............................ — 9,498,715 — 9,498,715
Health Care Services ................... — 2,342,100 — 2,342,100
Industrial Machinery .................... — 1,595,685 — 1,595,685
Interactive Home Entertainment ........... 3,015,188 6,482,866 — 9,498,054
Interactive Media & Services .............. 5,767,590 40,300,123 — 46,067,713
Internet & Direct Marketing Retail .......... 5,764,811 47,867,123 — 53,631,934
Internet Services & Infrastructure .......... 4,330,115 — — 4,330,115
Life & Health Insurance .................. — 7,197,673 — 7,197,673
Life Sciences Tools & Services ............ — 15,308,636 — 15,308,636
Packaged Foods & Meats ................ — 969,241 — 969,241
Pharmaceuticals ....................... — 3,165,295 — 3,165,295
Real Estate Development ................ — 6,019,882 — 6,019,882
Restaurants .......................... 3,897,755 — — 3,897,755
Semiconductor Equipment ............... 4,435,726 — — 4,435,726
Semiconductors ....................... — 6,190,456 — 6,190,456
Specialty Stores ....................... — 5,816,068 — 5,816,068
Short Term Investments ................... 4,011,862 — — 4,011,862
Total Investments in Securities ........... $48,135,207 $237,113,901
a
$— $285,249,108
a
Includes foreign securities valued at $237,113,901 , which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.